Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

    Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                -------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                          -------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             ------------------------
                             Date of Fiscal Year End

                                 March 31, 2008
                            -------------------------
                            Date of Reporting Period
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (Unaudited)

Face                                                                  Coupon        Maturity                       Current
Amount            Description                                          Rate           Date           Value          Yield
--------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 1.4%

$    155,000      AEP Texas Central Transition Funding LLC             4.980%       07/01/13     $   160,316        5.2%
     180,000      PSE&G Transition Funding LLC, Series 2001-1 A7       6.750%       06/15/16         199,596        7.5%
                                                                                                ------------
Total Asset-Backed Securities (identified cost, $350,992)                                        $   359,912


COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

$    220,000      Citigroup Commercial Mortgage Trust,
                    Series 2004-C2 A5                                  4.733%       10/15/41     $   215,468        4.6%
     285,000      CS First Boston Mortgage Securities Corp.
                  , Series 2003-C3 A5                                  3.936%       05/15/38         262,026        3.6%
     330,000      JP Morgan Chase Commercial Mortgage Securities Corp.,
                     Series 2004-C3 A5                                 4.878%       01/15/42         324,928        4.8%
     265,000      Lehman Brothers UBS, Series 2006-C6 A4               5.372%       09/15/39         259,892        5.3%
     270,000      Merrill Lynch Mortgage Trust, Series 2005-LC1 A4     5.291%       01/12/44         269,422        5.3%
     420,000      Merrill Lynch/Countrywide Commercial Mortgage Trust,
                     Series 2006-2 A4                                  6.104%(1)    06/12/46         429,007        6.0%
     142,839      Salomon Brothers Mortgage Securities VII,
                     Series 2002-KEY2 A2                               4.467%       03/18/36         141,427        4.4%
                                                                                                ------------
Total Commercial Mortgage-Backed Securities (identified cost, $1,902,555)                       $  1,902,170
                                                                                                ------------


NON-AGENCY MORTGAGE-BACKED SECURITIES - 2.7%

$    265,121      First Horizon Alternative Mortgage Securities,
                     Series 2005-AA10, 1A2                             5.718%(1)    12/25/35     $   260,704        5.6%
     406,464      First Horizon Asset Securities Inc,
                     Series 2007-AR2, Class 1A1                        5.855%       06/25/37         412,268        5.9%
                                                                                                ------------
Total Non-Agency Mortgage-Backed Securities (identified cost, $548,885)                          $   672,972
                                                                                                ------------



CORPORATE BONDS -26.2%

AEROSPACE -- 0.5%
------------------
$    115,000      Lockheed Martin Corp.                                8.200%       12/01/09     $   123,417        8.8%

AUTOMOBILE -- 0.5%
-----------------
$    125,000      DaimlerChrysler North America Holding Co.            7.200%       09/01/09     $   129,341        7.5%

BANKS & MISCELLANEOUS FINANCIAL-- 3.6%
--------------------------------------
$    240,000      Bank One Corp.                                       5.250%       01/30/13     $   245,173        5.4%
     250,000      Capital One Bank USA NA                              3.218%       02/23/09         242,201        3.1%
     235,000      HSBC Finance Corp.                                   6.375%       10/15/11         241,747        6.6%
     200,000      Royal Bank of Scotland Group PLC                     7.648%       08/29/49         191,390        7.3%

CABLE TV -- 0.9%
----------------
$    100,000      Comcast Cable Communications Holdings                5.875%       02/15/18     $    97,583        5.7%
     125,000      Time Warner, Inc.                                    5.875%       11/15/16         119,066        5.6%

COMMUNICATIONS EQUIPMENT-- 0.5%
-------------------------------
$    140,000      Harris Corp.                                         5.000%       10/01/15     $   139,256        5.0%

DIVERSIFIED FINANCIALS-- 6.8%
-----------------------------
$    240,000      Ameriprise Financial, Inc.                           5.350%       11/15/10     $   246,100        5.5%
     125,000      Bear Stearns Cos. Inc, (The)                         4.550%       06/23/10         118,261        4.3%
     120,000      CIT Group, Inc.                                      7.625%       11/30/12          99,829        6.3%
     230,000      General Electric Capital Corp.                       5.875%       02/15/12         244,121        6.2%
     225,000      Genworth Global Funding Trusts                       5.200%       10/08/10         231,517        5.4%
     245,000      International Lease Finance Corp.                    5.875%       05/01/13         243,282        5.8%
     265,000      Lehman Brothers Holdings Capital Trust V             5.857%       11/29/49         167,751        3.7%
     125,000      Merrill Lynch & Co., Inc.                            6.050%       05/16/16         118,802        5.7%
     235,000      National Rural Utilities Cooperative Finance Corp.   7.250%       03/01/12         255,793        7.9%

ELECTRIC UTILITIES-- 1.9%
-------------------------
$    130,000      American Electric Power                              5.250%       06/01/15     $   128,807        5.2%
      90,000      Dominion Resources, Inc.                             6.300%       03/15/33          87,701        6.1%
     135,000      Exelon Corp.                                         4.900%       06/15/15         128,798        4.7%
     120,000      Spectra Energy Capital LLC                           7.500%       10/01/09         125,401        7.8%

FOOD - RETAIL-- 0.5%
--------------------
$    120,000      Kellogg Co.                                          5.125%       12/03/12     $   124,216        5.3%

INFORMATION TECHNOLOGY-- 0.9%
-----------------------------
$    220,000      Oracle Corp.                                         5.000%       01/15/11     $   225,834        5.1%

INSURANCE -- 1.8%
------------------
$    130,000      Fund American Cos., Inc.                             5.875%       05/15/13     $   135,661        6.1%
     130,000      PartnerRe Finance II                                 6.440%       12/01/66         110,915        5.5%
     200,000      St. Paul Travelers                                   5.500%       12/01/15         199,407        5.5%

MEDICAL -- 1.9%
----------------
$    245,000      Bristol-Myers Squibb Co.                             5.875%       11/15/36     $   237,724        5.7%
     125,000      Hospira, Inc.                                        4.950%       06/15/09         125,539        5.0%
     115,000      WellPoint, Inc.                                      5.875%       06/15/17         112,751        5.8%

OIL & GAS -- 2.0%
-------------------
$    125,000      Canadian Natural Resources, Ltd.                     5.700%       05/15/17     $   126,631        5.8%
     120,000      EnCana Corp.                                         5.900%       12/01/17         123,233        6.1%
     125,000      Marathon Oil Corp.                                   6.000%       10/01/17         127,033        6.1%
     115,000      Sempra Energy                                        6.000%       02/01/13         122,233        6.4%

RETAIL -- 0.5%
----------------
$    120,000      Home Depot, Inc.                                     5.200%       03/01/11     $   121,279        5.3%

SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.8%
-----------------------------------------
$    165,000      Applied Materials, Inc.                              7.125%       10/15/17     $   191,435        8.3%

TELECOMMUNICATIONS -- 2.6%
---------------------------
$    110,000      AT&T  Wireless Services, Inc.                        7.875%       03/01/11     $   119,726        8.6%
      70,000      British Telecom PLC                                  9.125%       12/15/30          87,173       11.4%
     120,000      Deutsche Telekom International Finance BV            8.000%       06/15/10         128,429        8.6%
     120,000      France Telecom SA                                    7.750%       03/01/11         130,206        8.4%
     175,000      Verizon Global Funding Corp.                         7.750%       12/01/30         190,666        8.4%

TRANSPORTATION -- 0.5%
-----------------------
$    125,000      Burlington Northern Santa Fe Corp.                   5.650%       05/01/17     $   125,389        5.7%
                                                                                                ------------
Total Corporate Bonds (identified cost, $6,753,792)-- 26.2%                                      $ 6,590,817
                                                                                                ------------


GOVERNMENT INTERESTS - 60.4%

AGENCY MORTGAGE-BACKED SECURITIES-- 44.7%
-----------------------------------------
$    246,266      FHLMC Gold Pool #A32600                              5.500%       05/01/35     $   249,185        5.6%
      72,213      FHLMC Gold Pool #C01646                              6.000%       09/01/33          74,467        6.2%
      46,260      FHLMC Gold Pool #C27663                              7.000%       06/01/29          49,162        7.4%
     159,925      FHLMC Gold Pool #C47318                              7.000%       09/01/29         172,519        7.6%
     589,474      FHLMC Gold Pool #C55780                              6.000%       01/01/29         609,903        6.2%
     285,464      FHLMC Gold Pool #C91046                              6.500%       05/01/27         296,826        6.8%
     111,423      FHLMC Gold Pool #D66753                              6.000%       10/01/23         115,288        6.2%
      17,820      FHLMC Gold Pool #E00903                              7.000%       10/01/15          18,734        7.4%
     395,028      FHLMC Gold Pool #G01035                              6.000%       05/01/29         408,639        6.2%
     193,950      FHLMC Gold Pool #G03930                              6.000%       05/01/29         200,459        6.2%
     340,858      FHLMC Gold Pool #H19018                              6.500%       08/01/37         349,806        6.7%
     127,214      FHLMC Gold Pool #M30297                              4.000%       09/01/18         124,196        3.9%
     137,957      FHLMC Gold Pool #N30514                              5.500%       11/01/28         139,845        5.6%
     422,908      FHLMC Gold Pool #P00024                              7.000%       09/01/32         443,665        7.3%
      64,948      FHLMC Gold Pool #P50031                              7.000%       08/01/18          67,506        7.3%
      52,160      FHLMC Gold Pool #P50064                              7.000%       09/01/30          54,214        7.3%
     179,914      FHLMC Pool #1B1291                                   4.398%(1)    11/01/33         179,383        4.4%
     590,631      FHLMC Pool #1G0233                                   4.996%(1)    05/01/33         601,387        5.1%
     136,930      FHLMC Pool #781071                                   5.188%(1)    11/01/33         139,777        5.3%
     111,125      FHLMC Pool #781804                                   5.062%(1)    07/01/34         113,874        5.2%
      56,324      FHLMC Pool #781884                                   5.147%(1)    08/01/34          57,711        5.3%
     129,278      FHLMC Pool #782862                                   5.002%(1)    11/01/34         133,308        5.2%
     178,843      FHLMC Pool #783190                                   5.861%       03/01/37         188,376        6.2%
     301,343      FHLMC Series 1983 Z                                  6.500%       12/15/23         323,173        7.0%
     325,756      FHLMC Series 2044 PE                                 6.500%       04/15/28         346,109        6.9%
     133,846      FNMA Pool #253057                                    8.000%       12/01/29         145,796        8.7%
     156,725      FNMA Pool #254232                                    6.500%       03/01/22         163,525        6.8%
      51,648      FNMA Pool #254845                                    4.000%       07/01/13          51,976        4.0%
      51,681      FNMA Pool #254863                                    4.000%       08/01/13          52,006        4.0%
     428,308      FNMA Pool #254904                                    5.500%       10/01/33         433,837        5.6%
      34,466      FNMA Pool #479477                                    6.000%       01/01/29          35,622        6.2%
      38,187      FNMA Pool #489357                                    6.500%       03/01/29          39,927        6.8%
      29,512      FNMA Pool #535332                                    8.500%       04/01/30          32,542        9.4%
     212,021      FNMA Pool #545407                                    5.500%       01/01/32         215,010        5.6%
      48,942      FNMA Pool #545782                                    7.000%       07/01/32          52,518        7.5%
      44,860      FNMA Pool #597396                                    6.500%       09/01/31          46,819        6.8%
     243,768      FNMA Pool #721618                                    5.000%       07/01/33         241,984        5.0%
      68,299      FNMA Pool #725866                                    4.500%       09/01/34          65,991        4.3%
     178,353      FNMA Pool #738630                                    5.500%       11/01/33         180,656        5.6%
     500,835      FNMA Pool #745467                                    5.800%(1)    04/01/36         508,882        5.9%
     209,116      FNMA Pool #747529                                    4.500%       10/01/33         202,185        4.4%
     263,790      FNMA Pool #753189                                    4.000%       12/01/33         249,161        3.8%
     385,496      FNMA Pool #765218                                    4.000%       01/01/34         364,118        3.8%
     717,766      FNMA Pool #781893                                    4.500%       11/01/31         704,759        4.4%
     237,043      FNMA Pool #807804                                    5.500%       03/01/35         239,807        5.6%
      72,999      FNMA Pool #809888                                    4.500%       03/01/35          70,472        4.3%
     166,590      FNMA Pool #906455                                    5.996%       01/01/37         168,889        6.1%
     180,387      GNMA II Pool #2630                                   6.500%       08/20/28         188,915        6.8%
      54,802      GNMA II Pool #2671                                   6.000%       11/20/28          56,807        6.2%
       8,028      GNMA II Pool #2909                                   8.000%       04/20/30           8,781        8.8%
      20,404      GNMA II Pool #2972                                   7.500%       09/20/30          21,909        8.1%
       7,562      GNMA II Pool #2973                                   8.000%       09/20/30           8,272        8.8%
      79,454      GNMA II Pool #3095                                   6.500%       06/20/31          83,111        6.8%
     204,900      GNMA Pool #374892                                    7.000%       02/15/24         219,503        7.5%
      51,056      GNMA Pool #376400                                    6.500%       02/15/24          53,457        6.8%
      73,921      GNMA Pool #379982                                    7.000%       02/15/24          79,190        7.5%
     213,878      GNMA Pool #393347                                    7.500%       02/15/27         230,825        8.1%
      86,718      GNMA Pool #410081                                    8.000%       08/15/25          95,109        8.8%
      36,671      GNMA Pool #427199                                    7.000%       12/15/27          39,272        7.5%
      22,227      GNMA Pool #436214                                    6.500%       02/15/13          23,284        6.8%
      22,258      GNMA Pool #442996                                    6.000%       06/15/13          23,013        6.2%
     104,128      GNMA Pool #448490                                    7.500%       03/15/27         112,378        8.1%
      53,574      GNMA Pool #458762                                    6.500%       01/15/28          56,049        6.8%
      74,555      GNMA Pool #460726                                    6.500%       12/15/27          78,042        6.8%
      30,709      GNMA Pool #463839                                    6.000%       05/15/13          31,750        6.2%
      16,572      GNMA Pool #488924                                    6.500%       11/15/28          17,338        6.8%
      16,771      GNMA Pool #510706                                    8.000%       11/15/29          18,405        8.8%
      85,232      GNMA Pool #581536                                    5.500%       06/15/33          87,143        5.6%

U.S. TREASURIES-- 15.7%
-----------------------
$    900,000      U.S. Treasury Bonds                                  7.250%       05/15/16    $  1,157,063        9.3%
     100,000      U.S. Treasury Bonds                                  6.250%       08/15/23         123,117        7.7%
     510,000      U.S. Treasury Notes                                  5.000%       08/15/11         561,120        5.5%
     900,000      U.S. Treasury Notes                                  4.250%       08/15/13         980,016        4.6%
     405,000      U.S. Treasury Notes                                  4.625%       02/15/17         444,962        5.1%
     290,000      U.S. Treasury Strip                                  0.000%       02/15/21         165,820        0.0%
   1,245,000      U.S. Treasury Strip                                  0.000%       02/15/27         528,713        0.0%
                                                                                                ------------
Total Government Interests (identified cost, $14,883,613)-- 60.4%                               $ 15,217,358
                                                                                                ------------

TOTAL INVESTMENTS (identified cost, $24,439,837)-- 98.2%                                        $ 24,743,229

OTHER ASSETS, LESS LIABILITIES-- 1.8%                                                                447,443
                                                                                                ------------
NET ASSETS-- 100.0%                                                                             $ 25,190,672
                                                                                                ============



FHLMC -Federal Home Loan Mortgage Corporation
FNMA -Federal National Mortgage Association
GNMA -Government National Mortgage Association

(1) Adjustable rate security. Rate shown is rate at period end.



The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008 as determined on a federal income tax basis were as follows:

     AGGREGATE COST                            $ 24,563,633
                                                -----------

     Gross unrealized appreciation             $    468,206
     Gross unrealized depreciation                 (288,610)
                                                -----------
     NET UNREALIZED APPRECIATION               $    179,596
                                                 -----------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1-- quoted prices in active markets for identical investments
     o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities
------------------                        --------------------------
Level 1 - Quoted Prices                        $       -
Level 2 - Other Significant Observable Inputs     24,743,229
Level 3 - Significant Unobservable Inputs              -
                                                 -----------
   Total                                       $  24,743,229

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Investments for which market quotations are readily available are valued at current market value as furnished by a pricing service. Investments for which valuations are not readily available will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates fair value. Evaluations for debt obligations are derived from the pricing vendors' proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bids and asks, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the evaluation for a security.

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (Unaudited)

Face                                                                    Coupon        Maturity                      Current
Amount            Description                                            Rate           Date           Value         Yield
---------------------------------------------------------------------------------------------------------------------------------


NON-AGENCY MORTGAGE-BACKED SECURITIES -- 3.5%

$   259,051       Bear Stearns Adj. Rate Mortgage Trust,
                    Series 2003-4, Class 3A1                             4.963%(1)     07/25/33     $  227,114        4.4%
    760,941       Chase Mortgage Finance Corporation,
                    Series 2003-S13, Class A16                           5.000%        11/25/33        738,803        4.9%
    489,898       Countrywide Home Loans,
                    Series 2006-J1, Class 3A1                            6.000%        02/25/36        456,108        5.6%
                                                                                                  ------------
Total Non-Agency Mortgage-Backed Securities (identified cost, $1,446,956)                           $1,422,025
                                                                                                  ------------


AGENCY MORTGAGE-BACKED SECURITIES -- 92.8%

$   380,653       FHLMC Series 15                                        7.000%       07/25/23      $  403,258        7.4%
     44,072       FHLMC Gold Pool #C00548                                7.000%       08/01/27          46,836        7.4%
    133,016       FHLMC Gold Pool #C00778                                7.000%       06/01/29         141,360        7.4%
    197,554       FHLMC Gold Pool #C47318                                7.000%       09/01/29         213,111        7.6%
    405,734       FHLMC Gold Pool #C90580                                6.000%       09/01/22         419,768        6.2%
     98,021       FHLMC Gold Pool #D81642                                7.500%       08/01/27         106,375        8.1%
    162,178       FHLMC Gold Pool #D82572                                7.000%       09/01/27         172,352        7.4%
    107,055       FHLMC Gold Pool #E00678                                6.500%       06/01/14         112,295        6.8%
    112,494       FHLMC Gold Pool #E00721                                6.500%       07/01/14         118,012        6.8%
    108,305       FHLMC Gold Pool #E81704                                8.500%       05/01/15         123,159        9.7%
    534,685       FHLMC Gold Pool #E88471                                7.500%       01/01/17         561,946        7.9%
    143,929       FHLMC Gold Pool #E90181                                6.500%       06/01/17         150,657        6.8%
    107,799       FHLMC Gold Pool #G00812                                6.500%       04/01/26         113,320        6.8%
  1,163,699       FHLMC Gold Pool #G03930                                6.000%       05/01/29       1,202,754        6.2%
    200,000       FHLMC Pool #2176 OJ                                    7.000%       08/15/29         210,262        7.4%
    124,937       FHLMC Pool #2201 C                                     8.000%       11/15/29         131,981        8.5%
    272,167       FHLMC Pool #2259 ZM                                    7.000%       10/15/30         289,824        7.5%
    247,667       FHLMC Pool #2410 NG                                    6.500%       02/15/32         260,882        6.8%
    267,201       FHLMC Pool #2457 PE                                    6.500%       06/15/32         279,391        6.8%
      1,206       FHLMC Pool #765183                                     5.986%(1)    08/01/24           1,245        6.2%
    215,364       FHLMC Pool #845802                                     7.348%(1)    06/01/24         218,891        7.5%
     99,677       FHLMC Pool #845830                                     7.274%(1)    07/01/24         101,160        7.4%
    322,859       FNMA Series 2003-W3, Class 2A5                         5.356%       06/25/42         339,877        5.6%
    452,741       FNMA Series G93-5, Class Z                             6.500%       02/25/23         299,635        4.3%
    407,332       FNMA Pool #251891                                      7.000%       08/01/18         433,892        7.5%
    381,645       FNMA Pool #253849                                      7.000%       06/01/21         406,205        7.5%
     49,752       FNMA Pool #254227                                      5.000%       02/01/09          50,558        5.1%
    830,641       FNMA Pool #254232                                      6.500%       03/01/22         866,681        6.8%
    106,256       FNMA Pool #254305                                      6.500%       05/01/22         110,866        6.8%
     18,912       FNMA Pool #254505                                      5.000%       11/01/09          19,219        5.1%
    356,515       FNMA Pool #254588                                      6.000%       12/01/22         368,460        6.2%
    169,031       FNMA Pool #255068                                      6.000%       01/01/24         174,515        6.2%
    556,003       FNMA Pool #255958                                      5.000%       10/01/35         542,341        4.9%
    891,683       FNMA Pool #259796                                      4.500%       08/01/33         862,131        4.4%
    260,606       FNMA Pool #313953                                      7.000%       12/01/17         277,569        7.5%
    281,162       FNMA Pool #532204                                      7.000%       02/01/20         299,491        7.5%
     97,394       FNMA Pool #535131                                      6.000%       03/01/29         100,660        6.2%
    139,603       FNMA Pool #535817                                      7.000%       04/01/31         148,672        7.5%
    128,001       FNMA Pool #545133                                      6.500%       12/01/28         134,105        6.8%
     79,834       FNMA Pool #663689                                      5.000%       01/01/18          80,978        5.1%
    461,187       FNMA Pool #673315                                      5.500%       11/01/32         467,417        5.6%
    272,597       FNMA Pool #705118                                      4.929%(1)    05/01/33         277,974        5.0%
     63,345       FNMA Pool #733750                                      6.310%       10/01/32          65,724        6.5%
    610,543       FNMA Pool #735861                                      6.500%       09/01/33         637,715        6.8%
    375,626       FNMA Pool #745467                                      5.800%(1)    04/01/36         381,661        5.9%
    303,601       FNMA Pool #745630                                      5.500%       01/01/29         310,262        5.6%
    861,023       FNMA Pool #765218                                      4.000%       01/01/34         813,274        3.8%
    381,184       FNMA Pool #801357                                      5.500%       08/01/34         386,333        5.6%
    460,382       FNMA Pool #871394                                      7.000%       04/01/21         480,126        7.3%
    754,256       FNMA Pool #892522                                      6.186%(1)    08/01/36         766,945        6.3%
  1,332,465       GNMA Series 1999-4                                     6.000%       02/20/29       1,381,490        6.2%
    471,892       GNMA Series 2000-14                                    7.000%       02/16/30         497,278        7.4%
    871,577       GNMA Series 2001-2                                     7.500%       07/20/28         926,221        8.0%
    437,099       GNMA Series 2001-4                                     6.500%       03/20/31         463,228        6.9%
    542,031       GNMA Series 2002-22                                    6.500%       03/20/32         569,951        6.8%
    369,449       GNMA Series 2002-40                                    6.500%       06/20/32         388,147        6.8%
    289,133       GNMA Series 2002-45                                    6.500%       06/20/32         303,939        6.8%
    729,711       GNMA Series 2002-47                                    6.500%       07/16/32         768,249        6.8%
    240,935       GNMA Series 2002-7                                     6.500%       01/20/32         254,852        6.9%
    506,912       GNMA I Pool #487108                                    6.000%       04/15/29         525,982        6.2%
      3,235       GNMA II Pool #1596                                     9.000%       04/20/21           3,547        9.9%
     48,544       GNMA II Pool #2268                                     7.500%       08/20/26          52,206        8.1%
    145,949       GNMA II Pool #2442                                     6.500%       06/20/27         152,888        6.8%
      5,936       GNMA II Pool #2855                                     8.500%       12/20/29           6,517        9.3%
    481,108       GNMA II Pool #3053                                     6.500%       03/20/31         503,253        6.8%
    438,155       GNMA II Pool #3259                                     5.500%       07/20/32         447,212        5.6%
    282,795       GNMA II Pool #3284                                     5.500%       09/20/32         288,641        5.6%
    584,769       GNMA II Pool #3388                                     4.500%       05/20/33         565,650        4.4%
    124,309       GNMA II Pool #3401                                     4.500%       06/20/33         120,245        4.4%
     97,229       GNMA II Pool #3484                                     3.500%       09/20/33          86,168        3.1%
    189,117       GNMA II Pool #3554                                     4.500%       05/20/34         182,855        4.4%
  1,615,160       GNMA II Pool #3556                                     5.500%       05/20/34       1,647,412        5.6%
    542,057       GNMA II pool #3689                                     4.500%       03/20/35         523,935        4.3%
    867,731       GNMA II Pool #3734                                     4.500%       07/20/35         838,720        4.3%
  2,318,286       GNMA II Pool #3747                                     5.000%       08/20/35       2,312,060        5.0%
    279,904       GNMA II Pool #3920                                     6.000%       11/20/36         289,038        6.2%
    113,406       GNMA II Pool #601135                                   6.310%       09/20/32         117,806        6.6%
    130,172       GNMA II Pool #601255                                   6.310%       01/20/33         135,111        6.5%
    110,524       GNMA II Pool #608120                                   6.310%       01/20/33         114,717        6.5%
    595,880       GNMA II Pool #648541                                   6.000%       10/20/35         614,658        6.2%
     34,363       GNMA II Pool #723                                      7.500%       01/20/23          36,921        8.1%
     90,365       GNMA II Pool #81161                                    5.500%       11/20/34          92,382        5.6%
      1,774       GNMA Pool #176992                                      8.000%       11/15/16           1,927        8.7%
      2,314       GNMA Pool #177784                                      8.000%       10/15/16           2,513        8.7%
     11,177       GNMA Pool #192357                                      8.000%       04/15/17          12,171        8.7%
     14,895       GNMA Pool #194057                                      8.500%       04/15/17          16,372        9.3%
      2,395       GNMA Pool #194287                                      9.500%       03/15/17           2,664       10.6%
      1,308       GNMA Pool #196063                                      8.500%       03/15/17           1,437        9.3%
      6,899       GNMA Pool #211231                                      8.500%       05/15/17           7,584        9.3%
      1,324       GNMA Pool #212601                                      8.500%       06/15/17           1,456        9.3%
      2,390       GNMA Pool #220917                                      8.500%       04/15/17           2,627        9.3%
      7,144       GNMA Pool #223348                                     10.000%       08/15/18           8,575       12.0%
     11,791       GNMA Pool #228308                                     10.000%       01/15/19          14,215       12.1%
      2,740       GNMA Pool #230223                                      9.500%       04/15/18           3,057       10.6%
        143       GNMA Pool #247473                                     10.000%       09/15/18             147       10.3%
      3,530       GNMA Pool #251241                                      9.500%       06/15/18           3,938       10.6%
      3,892       GNMA Pool #260999                                      9.500%       09/15/18           4,343       10.6%
      5,489       GNMA Pool #263439                                     10.000%       02/15/19           6,617       12.1%
      1,417       GNMA Pool #265267                                      9.500%       08/15/20           1,586       10.6%
      1,764       GNMA Pool #266983                                     10.000%       02/15/19           2,127       12.1%
      2,656       GNMA Pool #273690                                      9.500%       08/15/19           2,969       10.6%
        805       GNMA Pool #286556                                      9.000%       03/15/20             885        9.9%
      3,749       GNMA Pool #301366                                      8.500%       06/15/21           4,138        9.4%
      4,660       GNMA Pool #302933                                      8.500%       06/15/21           5,144        9.4%
     10,929       GNMA Pool #308792                                      9.000%       07/15/21          12,025        9.9%
      1,904       GNMA Pool #314222                                      8.500%       04/15/22           2,104        9.4%
      3,521       GNMA Pool #315187                                      8.000%       06/15/22           3,854        8.8%
     11,999       GNMA Pool #315754                                      8.000%       01/15/22          13,135        8.8%
     26,815       GNMA Pool #319441                                      8.500%       04/15/22          29,632        9.4%
      8,413       GNMA Pool #325165                                      8.000%       06/15/22           9,209        8.8%
     14,177       GNMA Pool #335950                                      8.000%       10/15/22          15,519        8.8%
    178,707       GNMA Pool #346987                                      7.000%       12/15/23         191,497        7.5%
     82,299       GNMA Pool #352001                                      6.500%       12/15/23          85,975        6.8%
     30,303       GNMA Pool #352110                                      7.000%       08/15/23          32,472        7.5%
     50,311       GNMA Pool #368238                                      7.000%       12/15/23          53,912        7.5%
     49,460       GNMA Pool #372379                                      8.000%       10/15/26          54,266        8.8%
     59,692       GNMA Pool #396537                                      7.490%       03/15/25          64,427        8.1%
     44,543       GNMA Pool #399726                                      7.490%       05/15/25          48,076        8.1%
    136,053       GNMA Pool #399788                                      7.490%       09/15/25         146,844        8.1%
     30,025       GNMA Pool #399958                                      7.490%       02/15/27          32,396        8.1%
     64,437       GNMA Pool #399964                                      7.490%       04/15/26          69,539        8.1%
     66,969       GNMA Pool #410215                                      7.500%       12/15/25          72,299        8.1%
      9,373       GNMA Pool #414736                                      7.500%       11/15/25          10,119        8.1%
     43,960       GNMA Pool #420707                                      7.000%       02/15/26          47,097        7.5%
     24,374       GNMA Pool #421829                                      7.500%       04/15/26          26,310        8.1%
     11,953       GNMA Pool #431036                                      8.000%       07/15/26          13,114        8.8%
     37,085       GNMA Pool #431612                                      8.000%       11/15/26          40,688        8.8%
     60,705       GNMA Pool #438004                                      7.490%       11/15/26          65,512        8.1%
      8,699       GNMA Pool #442190                                      8.000%       12/15/26           9,544        8.8%
     21,912       GNMA Pool #449176                                      6.500%       07/15/28          22,924        6.8%
     33,842       GNMA Pool #462623                                      6.500%       03/15/28          35,405        6.8%
    307,934       GNMA Pool #471369                                      5.500%       05/15/33         314,838        5.6%
     59,776       GNMA Pool #475149                                      6.500%       05/15/13          62,617        6.8%
    140,953       GNMA Pool #489377                                      6.375%       03/15/29         146,845        6.6%
     71,965       GNMA Pool #524811                                      6.375%       09/15/29          74,974        6.6%
     31,871       GNMA Pool #538314                                      7.000%       02/15/32          34,049        7.5%
    322,783       GNMA Pool #595606                                      6.000%       11/15/32         334,523        6.2%
     42,474       GNMA Pool #602377                                      4.500%       06/15/18          42,651        4.5%
     41,435       GNMA Pool #603377                                      4.500%       01/15/18          41,608        4.5%
    833,828       GNMA Pool #608639                                      5.500%       07/15/24         862,630        5.7%
    178,440       GNMA Pool #609452                                      4.000%       08/15/33         167,849        3.8%
    277,183       GNMA Pool #616829                                      5.500%       01/15/25         289,383        5.7%
    477,590       GNMA Pool #624600                                      6.150%       01/15/34         492,656        6.3%
    626,512       GNMA Pool #640225                                      5.500%       04/15/35         640,257        5.6%
    122,381       GNMA Pool #640940                                      5.500%       05/15/35         125,066        5.6%
    137,117       GNMA Pool #658267                                      6.500%       02/15/22         142,454        6.8%
     60,707       GNMA Pool #780429                                      7.500%       09/15/26          65,535        8.1%
    198,730       GNMA Pool #780977                                      7.500%       12/15/28         214,504        8.1%
    491,340       GNMA Pool #781120                                      7.000%       12/15/29         525,672        7.5%
    488,761       Vendee Mortgage Trust, Series 1996-1, Class 1Z         6.750%       02/15/26         514,232        7.1%
    404,662       Vendee Mortgage Trust, Series 1998-1, Class 2E         7.000%       09/15/27         436,647        7.6%
                                                                                                  ------------
Total Agency Mortgage-Backed Securities (identified cost, $36,391,984)-- 92.8%                    $ 37,536,781
                                                                                                  ------------


SHORT-TERM INVESTMENT -- 3.0%

$   600,000       Federal Home Loan Discount Note                        0.000%       04/01/08    $    600,000        0.0%
    600,000       Federal Home Loan Discount Note                        0.000%       04/03/08         599,933        0.0%
                                                                                                  ------------
TOTAL INVESTMENTS (identified cost, $39,038,873)-- 99.3%                                          $ 40,158,739
OTHER ASSETS, LESS LIABILITIES-- 0.7%                                                                  295,860
                                                                                                  ------------

NET ASSETS-- 100.0%                                                                              $ 40,454,599
                                                                                                  ============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1) Adjustable rate security. Rate shown is rate at period end.


The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008 as determined on a federal income tax basis were as follows:

     AGGREGATE COST                            $ 39,092,995
                                                -----------

     Gross unrealized appreciation             $ 1,307,491
     Gross unrealized depreciation               (241,747)
                                                -----------

     NET UNREALIZED APPRECIATION               $ 1,065,744
                                                ===========

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

o Level 1-- quoted prices in active markets for identical investments
o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 --significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities
------------------                        ---------------------------
Level 1 - Quoted Prices                        $     -
Level 2 - Other Significant Observable Inputs     40,158,739
Level 3 - Significant Unobservable Inputs            -
                                                 -----------
     Total                                     $  40,158,739

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Investments for which market quotations are readily available are valued at current market value as furnished by a pricing service. Investments for which valuations are not readily available will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates fair value. Evaluations for debt obligations are derived from the pricing vendors' proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bids and asks, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the evaluation for a security.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and Wright Current Income Fund).

By:     /s/ Peter M. Donovan
        ---------------------
         Peter M. Donovan
         President

Date:    May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer

Date:    May 29,2008


By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    May 27, 2008